State Street Income Fund Investment Strategy - State Street Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in debt securities. The Fund invests significantly in a variety of investment-grade debt securities, such as agency mortgage-backed securities, asset-backed securities, corporate bonds, municipal obligations, government securities and money market instruments. Investment-grade securities include securities rated Baa3 or higher by Moody's or BBB- or higher by S&P (and securities of comparable quality as determined by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”)). The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest. The portfolio managers seek to identify debt securities that they believe have desirable characteristics for the Fund such as: •attractive yields and prices; •the potential for capital appreciation; and/or •reasonable credit quality. The portfolio managers may consider selling a security when one of these characteristics no longer applies, when the portfolio managers believe that the valuation has become excessive, or when more attractive alternatives are identified. The Fund also may invest up to 20% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”). The Fund may also invest up to 20% of its net assets in exchange-traded products (“ETPs”), including exchange-traded funds, that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services; mutual funds; and other commingled investments. High yield securities are those rated BB+ or lower by S&P or Ba1 or lower by Moody's (and securities of comparable quality as determined by the Adviser). The Fund also may invest up to 35% of its net assets in foreign (including emerging markets) debt securities, and up to 20% of its net assets in equity securities. The portfolio managers may also use various types of derivative instruments (such as futures contracts, interest rate and credit default swaps, options and forward contracts) to manage yield, duration (a measure of a bond price's sensitivity to a given change in interest rates) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may engage in active and frequent trading of its portfolio securities.